Investments in Associates - Summary of Investments in Associates (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [abstract]
Unlisted investments, cost	¥ 1,116	¥ 1,069
Share of net assets	538	467
Investments in associates	¥ 1,654	¥ 1,536	¥ 1,543